Earnings Per Share	12 Months Ended
Dec. 31, 2021
Disclosure of earnings per share [text block] [Abstract]
EARNINGS PER SHARE

27. EARNINGS PER SHARE

Basic earnings per share is calculated by dividing the net income for the period attributable to shareholders of each class of shares by the weighted average number of shares outstanding during the year.

Diluted earnings per share is calculated to give effect to share option awards and RSU awards.

The following table presents reconciliations of the denominators of the basic and diluted per share computations:

	2021	2020	2019
Basic total weighted average number of Telesat Public Shares and Class C Shares (Telesat Canada Common Shares) outstanding	45,168,650	49,537,082	49,519,663
Effect of diluted securities
Stock options	422,326	219,551	210,812
RSUs	1,029,519	48,253	75,826
Diluted total weighted average number of Telesat Public Shares and Class C Shares (Telesat Canada Common Shares) outstanding	46,620,495	49,804,886	49,806,301

Effect of diluted securities represents Telesat Public Shares and Class C Shares (Telesat Canada Common Shares) assumed to be issued for no consideration. The difference between the number of Telesat Public Shares and Class C Shares (Telesat Canada Common Shares) assumed issued on exercise and the number of Telesat Public Shares and Class C Shares (Telesat Canada Common Shares) assumed repurchased are treated as an issue of common shares for no consideration.

Net income was equal to diluted net income for the period presented.

For the periods prior to the close of the Transaction, for the purposes of earnings per share, the Common Shares, Non-Voting Participating Preferred Shares and Voting Participating Preferred Shares of Telesat Canada have equivalent economic rights. The quantity of shares of Telesat Canada, have been converted to take into account the impact of the conversion which occurred in the Transaction.

For periods after the close of the Transaction, for the purpose of earnings per share, all of the Telesat Public Shares and Class C Shares have equivalent economic rights.